UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04739

                                                     The Zweig Fund, Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                              Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 272-2700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Par Value		Value

FOREIGN GOVERNMENT SECURITIES—5.0%
Argentine Republic
144A 7.500%, 4/22/26(3)	$650		$734
8.280%, 12/31/33	757		873
144A 7.125%, 7/6/36(3)	600		637
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(4)	510		253
RegS 7.650%, 4/21/25(4)	1,050		509
9.375%, 1/13/34	430		225
Federative Republic of Brazil
12.500%, 1/5/22	600	BRL	204
8.500%, 1/5/24	950	BRL	270
5.625%, 1/7/41(9)	335		335
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	400		457
Mongolia 144A 5.125%, 12/5/22(3)	435		384
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	180	EUR	202
Republic of Azerbaijan 4.750%, 3/13/23	475		469
Republic of Colombia
4.375%, 3/21/23	553,000	COP	172
9.850%, 6/28/27	1,050,000	COP	444
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	440		471

	Par Value		Value
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	$440		$461
Republic of El Salvador 144A 6.375%, 1/18/27(3)	200		202
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,665	ZAR	196
Series R208, 6.750%, 3/31/21	4,635	ZAR	322
Republic of Turkey
6.250%, 9/26/22(9)	425		467
4.875%, 10/9/26(9)	735		750
4.875%, 4/16/43(9)	435		406
State of Qatar 144A 3.250%, 6/2/26(3)	350		356
Sultanate of Oman 144A 4.750%, 6/15/26(3)	585		587
Ukraine 144A 7.750%, 9/1/26(3)	465		440
United Mexican States
Series M, 6.500%, 6/9/22	18,295	MXN	974
4.750%, 3/8/44	270		281
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $11,967)			12,081

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Par Value	Value
MORTGAGE-BACKED SECURITIES—9.4%
Agency—6.8%
FHLMC 3.000%, 11/1/26(9)	$6,098	$6,408
FNMA
3.500%, 1/1/46(9)	4,689	4,948
3.000%, 9/1/46(9)	5,000	5,203

		16,559

Non-Agency—2.6%
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	328	337
Citigroup Commercial Mortgage Trust 16-S, A 2.228%, 9/10/31	440	440
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.725%, 10/25/28(2)	400	406
Goldman Sachs Mortgage Securities Trust 07-GG10, A1A 5.988%, 8/10/45(2)	602	612
JPMorgan Chase Commercial Mortgage Securities Trust
06-LDP9, AM 5.372%, 5/15/47	510	512
14-C22, A4 3.801%, 9/15/47	850	928
JPMorgan Chase Mortgage Trust
16-1, M2 144A 3.750%, 4/25/45(2)(3)	288	298
16-2, M2 144A 3.750%, 12/25/45(2)(3)	430	445
JPMorgan Mortgage Trust
14-OAK4, A16 144A 4.000%, 9/25/44(2)(3)	255	262
16-3, A3 144A 3.500%, 10/25/46(2)(3)	630	654
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	225	225
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	203	211

	Par Value	Value
Non-Agency (continued)
16-3A, A1 144A 3.750%, 9/25/56(2)(3)	$245	$255
Towd Point Mortgage Trust 16-4, A1 144A 2.250%, 7/25/56(2)(3)	630	633

		6,218
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,773)		22,777
ASSET-BACKED SECURITIES—2.2%
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(3)	300	305
BCC Funding XIII LLC 144A, Series 16-1, Class D 4.780%, 8/22/22(3)	460	460
Capital Auto Receivables Asset Trust 16-3, C 2.350%, 9/20/21	700	700
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	479	475
Conn Funding II LP 16-B, A 144A 3.730%, 10/15/18(3)	380	380
DT Auto Owner Trust 16-4A C, 144A 2.740%, 10/17/22(3)	505	505
First Investors Auto Owner Trust 16-2A, C 144A 2.530%, 7/15/22(3)	760	761
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.546%, 9/27/21(2)(3)	505	509
Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(3)	377	375
United Auto Credit Securitization Trust 16-2, C 144A 2.480%, 3/10/20(3)	460	460
VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)	460	462
TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,385)		5,392

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Par Value	Value
CORPORATE BONDS AND NOTES—29.3%
Consumer Discretionary—4.5%
Allison Transmission, Inc. 144A 5.000%, 10/1/24(3)	$80	$82
Aramark Services, Inc. 144A 4.750%, 6/1/26(3)	200	201
Beazer Homes USA, Inc. 144A 8.750%, 3/15/22(3)	90	95
Boyd Gaming Corp. 6.875%, 5/15/23	185	202
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	335	348
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	330	355
CCO Holdings LLC 144A 5.500%, 5/1/26(3)	185	194
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20(9)	500	498
Columbus Cable Barbados Ltd. Series B, 144A 7.375%, 3/30/21(3)	425	453
Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(3)	110	116
DR Horton, Inc. 4.750%, 2/15/23	475	515
Grupo Televisa SAB 4.625%, 1/30/26(9)	430	460
Hanesbrands, Inc.
144A 4.625%, 5/15/24(3)	65	67
144A 4.875%, 5/15/26(3)	120	123
International Game Technology plc 144A 6.250%, 2/15/22(3)(9)	300	321
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	95	97
Lennar Corp 4.750%, 5/30/25	375	384
Meritor, Inc. 6.750%, 6/15/21	230	234
MGM Growth Properties Operating Partnership LP (MGP Finance Co-Issuer, Inc.)
144A 5.625%, 5/1/24(3)	65	71
144A 4.500%, 9/1/26(3)	100	101

	Par Value	Value
Consumer Discretionary (continued)
MGM Resorts International 6.000%, 3/15/23	$210	$228
Mohegan Tribal Gaming Authority 9.750%, 9/1/21(9)	300	324
MPG Holdco I, Inc. 7.375%, 10/15/22(9)	385	397
Newell Brands, Inc. 144A 5.000%, 11/15/23(3)	55	59
PetSmart, Inc. 144A 7.125%, 3/15/23(3)	350	368
QVC, Inc. 5.125%, 7/2/22(9)	270	286
Scientific Games International, Inc.
6.625%, 5/15/21	255	195
144A 7.000%, 1/1/22(3)(9)	250	266
SFR (Numericable) Group S.A. 144A 6.000%, 5/15/22(3)(9)	480	491
Signet UK Finance plc 4.700%, 6/15/24(9)	400	385
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)(9)	445	458
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)(9)	305	309
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	375	410
Toll Brothers Finance Corp.
5.625%, 1/15/24	75	80
4.875%, 11/15/25(9)	510	524
TRI Pointe Group, Inc. 5.875%, 6/15/24(9)	400	419
VTR Finance BV 144A 6.875%, 1/15/24(3)(9)	400	415
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)(9)	335	335

		10,866

Consumer Staples—0.9%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	240	244
ESAL GmbH 144A 6.250%, 2/5/23(3)(9)	430	419

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Par Value	Value
Consumer Staples (continued)
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	$165	$171
Post Holdings, Inc. 144A 5.000%, 8/15/26(3)(9)	365	364
Rite Aid Corp. 144A 6.375%, 4/1/23(3)	110	119
Safeway, Inc. 7.250%, 2/1/31	230	230
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)(9)	415	376
US Foods, Inc. 144A 5.875%, 6/15/24(3)	75	78
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)(9)	245	266

		2,267

Energy—6.2%
Alberta Energy Co., Ltd. 8.125%, 9/15/30(9)	165	195
Anadarko Petroleum Corp.
4.850%, 3/15/21	65	70
5.550%, 3/15/26	100	114
6.600%, 3/15/46(9)	220	269
Antero Resources Corp. 5.625%, 6/1/23	205	210
Archrock Partners LP 6.000%, 10/1/22(9)	340	317
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	145	142
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	115	119
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23(9)	320	318
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)(9)	360	391
Cimarex Energy Co. 4.375%, 6/1/24(9)	215	225
Concho Resources, Inc. 5.500%, 4/1/23	130	135
CONSOL Energy, Inc. 5.875%, 4/15/22(9)	285	264
Continental Resources, Inc.
5.000%, 9/15/22	250	250
4.500%, 4/15/23	140	135

	Par Value	Value
Energy (continued)
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 6.250%, 4/1/23(9)	$420	$427
Ecopetrol S.A.
5.875%, 9/18/23(9)	315	340
5.375%, 6/26/26(9)	410	427
Encana Corp. 3.900%, 11/15/21(9)	150	150
Energy Transfer Equity LP 5.875%, 1/15/24(9)	410	427
EnLink Midstream Partners LP 4.850%, 7/15/26	45	45
EnQuest plc 144A 7.000%, 4/15/22(3)	450	236
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(3)(7)(9)	435	471
Gulfport Energy, Corp. 7.750%, 11/1/20	66	69
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25(9)	240	253
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	425	470
Laredo Petroleum, Inc. 7.375%, 5/1/22(9)	275	286
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	425	440
MPLX LP 144A 4.875%, 12/1/24(3)(9)	595	616
Newfield Exploration Co. 5.375%, 1/1/26(9)	400	401
NGL Energy Partners LP 5.125%, 7/15/19(9)	276	261
Occidental Petroleum Corp. 4.400%, 4/15/46(9)	285	315
Parker Drilling Co. 7.500%, 8/1/20(9)	355	285
Parsley Energy LLC 144A 6.250%, 6/1/24(3)(9)	490	508
Petrobras Global Finance BV
5.375%, 1/27/21(9)	315	312
8.375%, 5/23/21	130	143
8.750%, 5/23/26(9)	400	443

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Par Value	Value
Energy (continued)
Petroleos de Venezuela S.A
RegS 8.500%, 11/2/17	$210	$182
144A 6.000%, 5/16/24(3)	525	225
Petroleos Mexicanos
6.000%, 3/5/20(9)	210	227
144A 6.875%, 8/4/26(3)(9)	400	451
6.500%, 6/2/41(9)	225	219
QEP Resources, Inc.
6.875%, 3/1/21	190	199
5.250%, 5/1/23	200	198
Regency Energy Partners LP
5.875%, 3/1/22	100	110
5.000%, 10/1/22	120	127
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(9)	440	443
Sabine Pass Liquefaction LLC 5.625%, 2/1/21(9)	290	308
SM Energy Co. 6.125%, 11/15/22	155	156
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	300	337
Sunoco LP 144A 6.375%, 4/1/23(3)(9)	800	826
Transocean, Inc.
144A 9.000%, 7/15/23(3)	110	108
6.800%, 3/15/38	100	67
YPF S.A. 144A 8.500%, 3/23/21(3)	245	274

		14,936

Financials—6.4%
Allstate Corp. (The) 5.750%, 8/15/53(2)(5)(9)	320	344
Ally Financial, Inc.
4.250%, 4/15/21	210	214
4.125%, 2/13/22	110	111
5.750%, 11/20/25(9)	350	367
Ares Capital Corp. 3.625%, 1/19/22	210	212
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)(9)	400	425
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(9)	500	546

	Par Value	Value
Financials (continued)
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)(9)	$220	$236
144A 6.125%, 4/24/27(2)(3)(9)	210	234
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)(9)	320	354
Banco Santander Chile 144A 3.875%, 9/20/22(3)(9)	340	361
Bancolombia S.A. 5.125%, 9/11/22(9)	360	375
Bank of America Corp. 4.450%, 3/3/26(9)	745	800
Bank of China Ltd. 144A 5.000%, 11/13/24(3)(9)	435	471
Barclays plc 3.200%, 8/10/21	500	503
Capital One Financial Corp. 3.750%, 7/28/26(9)	365	367
Citigroup, Inc. 4.600%, 3/9/26(9)	545	582
Compass Bank 3.875%, 4/10/25(9)	425	416
Discover Financial Services 3.950%, 11/6/24	600	614
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(9)	350	336
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	440	462
General Motors Financial Co., Inc. 3.700%, 5/9/23	400	408
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)(9)	275	292
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	453	462
ICAHN Enterprises LP
6.000%, 8/1/20	150	151
5.875%, 2/1/22	250	241
ICICI Bank Ltd. 144A 4.000%, 3/18/26(3)(9)	300	311
iStar Financial, Inc.
4.875%, 7/1/18	160	161
5.000%, 7/1/19	225	225
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	430	469

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Par Value	Value
Financials (continued)
Leucadia National Corp. 5.500%, 10/18/23(9)	$240	$252
Manulife Financial Corp. 4.150%, 3/4/26(9)	340	372
Metlife, Inc. 3.600%, 11/13/25	350	369
Morgan Stanley 4.350%, 9/8/26(9)	210	224
Navient Corp. 7.250%, 9/25/23	80	80
OM Asset Management plc 4.800%, 7/27/26(9)	365	366
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	435	470
Prudential Financial, Inc.
5.875%, 9/15/42(2)(9)	470	519
5.625%, 6/15/43(2)(9)	165	178
Springleaf Finance Corp. 5.250%, 12/15/19	205	210
Toronto-Dominion Bank (The) 3.625%, 9/15/31(2)	130	130
Trinity Acquisition plc 4.400%, 3/15/26(9)	350	367
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)(9)	400	404
Voya Financial, Inc. 5.650%, 5/15/53(2)(9)	570	571
Woodside Finance Ltd. 144A 3.700%, 9/15/26(3)	60	60

		15,622

Health Care—2.1%
Alere, Inc. 6.500%, 6/15/20(9)	260	261
Community Health Systems, Inc. 6.875%, 2/1/22	260	225
Crimson Merger Sub, Inc. (Ortho-Clinical Diagnostics S.A.) 144A 6.625%, 5/15/22(3)(9)	325	288
Double Eagle Acquisition Sub, Inc. 144A 7.500%, 10/1/24(3)	180	184
Endo Finance LLC 144A 6.000%, 7/15/23(3)(9)	355	325

	Par Value	Value
Health Care (continued)
HCA, Inc.
5.375%, 2/1/25(9)	$440	$455
5.250%, 6/15/26	130	138
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)(9)	175	184
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	185	191
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26(9)	385	386
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)(9)	290	310
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)(9)	415	438
Teleflex, Inc. 4.875%, 6/1/26	185	192
Tenet Healthcare Corp.
5.500%, 3/1/19	245	242
8.125%, 4/1/22(9)	310	312
Teva Pharmaceutical Finance BV 4.100%, 10/1/46(9)	225	224
Universal Health Services, Inc.
144A 4.750%, 8/1/22(3)	75	77
144A 5.000%, 6/1/26(3)(9)	165	172
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(3)	165	155
144A 7.500%, 7/15/21(3)	50	49
144A 5.625%, 12/1/21(3)	45	40
144A 5.875%, 5/15/23(3)	210	183

		5,031

Industrials—1.8%
ADT Corp. (The) 6.250%, 10/15/21(9)	320	350
AMN Healthcare, Inc. 144A 5.125%, 10/1/24(3)	55	56
Bombardier, Inc. 144A 6.125%, 1/15/23(3)(9)	315	281
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	115	132
Carpenter Technology Corp. 4.450%, 3/1/23(9)	350	346

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Par Value	Value
Industrials (continued)
DP World Ltd. 144A 6.850%, 7/2/37(3)	$210	$243
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)(9)	420	403
Hawaiian Airlines Pass-Through Certificates 13-1B, 4.950%, 1/15/22	431	431
Masco Corp.
5.950%, 3/15/22(9)	300	342
4.450%, 4/1/25	130	138
Owens Corning 3.400%, 8/15/26(9)	450	452
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)(9)	435	444
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(3)	270	295
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	110	115
TransDigm, Inc.
6.000%, 7/15/22	280	297
6.500%, 5/15/25(9)	120	126

		4,451

Information Technology—0.9%
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.450%, 6/15/23(3)	75	80
144A 7.125%, 6/15/24(3)	75	83
144A 6.020%, 6/15/26(3)	75	82
144A 8.100%, 7/15/36(3)	65	77
144A 8.350%, 7/15/46(3)	80	96
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(3)(9)	200	214
IMS Health, Inc. 5.000%, 10/15/26(3)	200	208
Infor US, Inc. 6.500%, 5/15/22	215	219
NXP BV (NXP Funding LLC)
144A 4.125%, 6/1/21(3)(9)	425	455
144A 4.625%, 6/1/23(3)(9)	425	466
WESCO Distribution, Inc. 144A 5.375%, 6/15/24(3)	200	201

		2,181

	Par Value	Value
Materials—3.3%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)(9)	$495	$530
ArcelorMittal 6.125%, 6/1/25(9)	400	438
Ardagh Packaging Finance plc 144A 7.250%, 5/15/24(3)(9)	400	429
Berry Plastics Corp. 5.125%, 7/15/23(9)	375	383
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(5)(9)	200	227
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)(9)	305	323
Boise Cascade Co. 144A 5.625%, 9/1/24(3)(9)	300	306
Cascades, Inc. 144A 5.500%, 7/15/22(3)(9)	500	511
Cemex SAB de C.V. 144A 7.250%, 1/15/21(3)(9)	400	427
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	170	198
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	120	110
3.875%, 3/15/23	185	168
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)(9)	300	323
Graphic Packaging International, Inc. 4.125%, 8/15/24(9)	355	358
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)(9)	500	492
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)(9)	435	454
Novelis Corp. 144A 5.875%, 9/30/26(3)(9)	400	410
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	350	380
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	425	457
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	250	267

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Par Value	Value
Materials (continued)
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	$100	$115
United States Steel Corp. 7.375%, 4/1/20	40	40
Vale Overseas Ltd. 5.875%, 6/10/21(9)	260	273
Vedanta Resources plc 144A 6.000%, 1/31/19(3)(9)	435	434

		8,053

Real Estate—0.4%
Corporate Office Properties LP 3.600%, 5/15/23(9)	410	410
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)(9)	285	286
MPT Operating Partnership LP 5.500%, 5/1/24(9)	200	210

		906

Telecommunication Services—2.0%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)(9)	440	453
AT&T, Inc.
4.800%, 6/15/44	140	147
5.650%, 2/15/47(9)	130	154
CenturyLink, Inc. Series Y 7.500%, 4/1/24(9)	310	332
Crown Castle Towers LLC 144A 3.222%, 5/15/22(3)	250	258
CSC Holdings LLC 144A 5.500%, 4/15/27(3)	460	472
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	500	437
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)(9)	325	335
Frontier Communications Corp.
6.250%, 9/15/21	175	169
10.500%, 9/15/22	100	106
GTH Finance BV 144A 7.250%, 4/26/23(3)(9)	425	462
Sprint Communications, Inc. 6.000%, 11/15/22(9)	315	296
Sprint Corp. 7.250%, 9/15/21(9)	280	283

	Par Value	Value
Telecommunication Services (continued)
T-Mobile USA, Inc.
6.500%, 1/15/24	$140	$152
6.500%, 1/15/26	185	206
Windstream Services LLC 7.750%, 10/15/20(9)	570	584

		4,846

Utilities—0.8%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	435	412
Majapahit Holding BV 144A 7.750%, 1/20/20(3)(9)	345	398
NRG Yield Operating LLC 5.375%, 8/15/24	150	155
Southern Power Co. 4.150%, 12/1/25(9)	465	501
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)(9)	300	283
TerraForm Power Operating LLC 144A 9.375%, 2/1/23(2)(3)	225	233

		1,982
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $70,872)		71,141
LOAN AGREEMENTS—2.0%
Consumer Discretionary—0.6%
Affinity Gaming LLC 0.000%, 7/1/23(6)	200	201
Caesars Entertainment Resort Properties LLC Tranche B, 0.000%, 10/11/20(6)	315	315
CDS U.S. Intermediate Holdings, Inc. First Lien, 0.000%, 7/8/22(6)	125	125
Cengage Learning, Inc. 0.000%, 6/7/23(6)	125	125
Harbor Freight Tools USA, Inc. 0.000%, 8/18/23(6)	125	126
Las Vegas Sands LLC Tranche B, 0.000%, 12/19/20(6)	185	186

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Par Value	Value
Consumer Discretionary (continued)
Laureare Education, Inc. 2021 Extended, 0.000%, 3/23/21(6)	$150	$149
UFC Holdings LLC First Lien 0.000%, 8/18/23(6)	150	152

		1,379

Consumer Staples—0.1%
Amplify Snack Brands, Inc. 0.000%, 9/2/23(6)	315	313
Chobani LLC First Lien, 0.000%, 9/29/23(6)	60	60

		373

Energy—0.2%
EP Energy LLC 0.000%, 6/30/21(6)	255	251
Seadrill Operating LP 0.000%, 2/21/21(6)	250	125

		376

Financials—0.1%
Walter Investment Management Corp. Tranche B, 0.000%, 12/18/20(6)	275	253

Health Care—0.2%
CHG Healthcare Services, Inc. First Lien, 0.000%, 6/7/23(6)	185	187
NVA Holdings, Inc. Second Lien, 0.000%, 8/14/22(6)	180	180
Quorum Health Corp. 0.000%, 4/29/22(6)	130	126

		493

Industrials—0.3%
Brickman Group Ltd. LLC (The) Second Lien, 0.000%, 12/17/21(6)	60	60
Coinstar LLC Tranche B, First Lien 0.000%, 9/27/23	125	126

	Par Value	Value
Industrials (continued)
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 0.000%, 5/4/22(6)	$175	$176
Navistar, Inc. Tranche B, 0.000%, 8/7/20(6)	200	201
Sedgwick Claims Management Services, Inc. Second Lien, 0.000%, 2/28/22(6)	275	273

		836

Information Technology—0.1%
ON Semiconductor Corp. 2016 New Replacement Term Loan 3.776%, 3/31/23	125	126
Presidio, Inc. Refinancing Term, 0.000%, 2/2/22(6)	215	215

		341

Materials—0.1%
Omnova Solutions, Inc. Tranche B-2, 0.000%, 8/25/23(6)	250	250

Real Estate—0.1%
Capital Automotive LP Second Lien, 0.000%, 4/30/20(6)	155	157

Utilities—0.2%
NRG Energy, Inc. 0.000%, 6/30/23(6)	375	376
Texas Competitive Electric Holdings Co., LLC
0.000%, 10/31/17(6)	110	111
Tranche C 0.000%, 10/31/17(6)	25	25

		512
TOTAL LOAN AGREEMENTS (Identified Cost $4,987)		4,970

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Shares		Value
PREFERRED STOCKS—1.3%
Energy—0.2%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	435	(8)	$443

Financials—0.9%
Citigroup, Inc. Series J, 7.125%(9)	15,000		435
Citigroup, Inc. Series T, 6.25%(2)(9)	500	(8)	539
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)(9)	305	(8)	304
Wells Fargo & Co. Series K, 7.980%(2)(9)	310	(8)	324
Zions Bancorp 6.950%(9)	17,625		523

			2,125

Industrials—0.2%
General Electric Co. Series D, 5.000%(2)(9)	490	(8)	521
TOTAL PREFERRED STOCKS (Identified Cost $3,108)			3,089
COMMON STOCKS—73.9%
Energy—14.5%
Enbridge, Inc.(9)	139,015		6,149
Inter Pipeline Ltd.	58,660		1,238
Kinder Morgan, Inc.(9)	252,830		5,848
ONEOK, Inc.(9)	20,450		1,051
Pembina Pipeline Corp.	60,610		1,847
Plains GP Holdings LP Class A(9)	119,775		1,550
Spectra Energy Corp.(9)	108,545		4,640
Tallgrass Energy GP LP	57,630		1,386
Targa Resources Corp.(9)	46,745		2,296
TransCanada Corp.(9)	137,105		6,521
Williams Cos., Inc. (The)(9)	85,325		2,622

			35,148

Industrials—20.3%
Abertis Infraestructuras SA	334,620		5,210
Aena SA	38,149		5,627
Atlantia SpA	271,050		6,878
Auckland International Airport Ltd.	686,234		3,678

	Shares	Value
Industrials (continued)
Canadian Pacific Railway Ltd.	12,600	$1,924
CSX Corp.	77,610	2,367
Ferrovial SA	73,399	1,563
Flughafen Zuerich AG	15,374	3,004
Sydney Airport	724,873	3,885
Transurban Group	1,065,010	9,307
Union Pacific Corp.	39,320	3,835
Vinci SA	25,119	1,922

		49,200

Real Estate—5.1%
American Tower Corp.(9)	61,625	6,984
Crown Castle International Corp.(9)	56,750	5,346

		12,330

Telecommunication Services—3.6%
AT&T, Inc.(9)	81,095	3,293
BCE, Inc.(9)	32,665	1,509
Cellnex Telecom SA	103,250	1,868
TELUS Corp.	65,440	2,159

		8,829

Utilities—30.4%
ALLETE, Inc.(9)	29,805	1,777
American Electric Power Co., Inc.(9)	57,920	3,719
American Water Works Co., Inc.(9)	49,825	3,729
APA Group	246,428	1,614
Aqua America, Inc.(9)	54,440	1,659
Atmos Energy Corp.(9)	30,380	2,262
Black Hills Corp.(9)	35,710	2,186
CMS Energy Corp.	52,610	2,210
Dominion Resources, Inc.(9)	55,110	4,093
DTE Energy Co.(9)	37,650	3,527
Edison International(9)	31,675	2,289
Emera, Inc.	50,745	1,830
Eversource Energy(9)	29,230	1,584
Iberdrola SA	400,458	2,723
National Grid plc	375,133	5,310
NextEra Energy, Inc.(9)	63,930	7,820
NiSource, Inc.(9)	103,090	2,486
ONE Gas, Inc.(9)	20,785	1,285
Red Electrica Corp. SA	64,430	1,390

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Shares	Value
Utilities (continued)
Scottish & Southern Energy plc	90,014	$1,829
Sempra Energy(9)	53,575	5,743
SevernTrent plc	54,712	1,776
South Jersey Industries, Inc.(9)	46,745	1,381
Spire, Inc.(9)	28,925	1,844
Vectren Corp.(9)	36,225	1,818
Veolia Environnement SA	80,435	1,852
WEC Energy Group, Inc.(9)	35,490	2,125
XCEL Energy, Inc.	47,655	1,961

		73,822
TOTAL COMMON STOCKS (Identified Cost $181,010)		179,329
EXCHANGE-TRADED FUNDS—2.6%
PowerShares Senior Loan Portfolio(9)(10)	193,750	4,497
SPDR Barclays Short-Term High Yield Bond Index Fund(9)(10)	69,705	1,930
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $6,411)		6,427
	Contracts
PURCHASED OPTIONS—0.1%
Call Options—0.0%
S&P 500® Index expiration 10/05/16 strike price $2,290	317	0
S&P 500® Index expiration 10/07/16 strike price $2,295	600	3
S&P 500® Index expiration 10/12/16 strike price $2,275	420	0
S&P 500® Index expiration 10/14/16 strike price $2,280	781	11

		14

Put Options—0.1%
S&P 500® Index expiration 10/05/16 strike price $1,995	317	0

	Contracts	Value
Put Options (continued)
S&P 500® Index expiration 10/07/16 strike price $2,040	600	$21
S&P 500® Index expiration 10/12/16 strike price $2,025	420	29
S&P 500® Index expiration 10/14/16 strike price $2,040	781	99

		149
TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $292)		163
	Shares
SHORT-TERM INVESTMENTS—11.4%
Money Market Mutual Fund—11.4%
JPMorgan U.S. Government Money Market Fund—Institutional Shares (seven-day effective yield 0.360%)(10)	27,639,651	27,640
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $27,640)		27,640
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—137.2%
(Identified Cost $334,445)		333,009 (1)
	Contracts
WRITTEN OPTIONS—(0.2)%
Call Options—(0.0)%
S&P 500® Index expiration 10/05/16 strike price $2,230	317	(1)
S&P 500® Index expiration 10/07/16 strike price $2,235	600	(6)
S&P 500® Index expiration 10/12/16 strike price $2,225	420	(13)
S&P 500® Index expiration 10/14/16 strike price $2,230	781	(36)

		(56)

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

	Contracts	Value
Put Options—(0.2)%
S&P 500® Index expiration 10/05/16 strike price $2,055	317	$(8)
S&P 500® Index expiration 10/07/16 strike price $2,100	600	(96)
S&P 500® Index expiration 10/12/16 strike price $2,075	420	(69)
S&P 500® Index expiration 10/14/16 strike price $2,090	781	(230)

		(403)
TOTAL WRITTEN OPTIONS—(0.2)%
(Premiums Received $786)		(459	)(1)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—137.0% (Identified Cost $333,659)		332,550
Other assets and liabilities, net—(37.0)%		(89,880)

NET ASSETS—100.0%		$242,670

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $49,244 or 20.3% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	This loan will settle after September 30, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Value shown as par value.
(9)	All or a portion of the security is segregated as collateral for written options and borrowings.
(10)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Foreign Currencies:
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
ZAR	South African Rand

Country Weightings†
United States	63%
Canada	8
Spain	6
Australia	5
United Kingdom	3
Italy	2
France	1
Other	12
Total	100%
† % of total investments net of written options as of September 30, 2016

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$5,392	$—	$5,392
Corporate Bonds And Notes	71,141	—	71,141
Foreign Government Securities	12,081	—	12,081
Loan Agreements	4,970	—	4,970
Mortgage-Backed Securities	22,777	—	22,777
Equity Securities:
Common Stocks	179,329	160,844	18,485
Exchange-traded Funds	6,427	6,427	—
Preferred Stocks	3,089	958	2,131
Purchased Options	163	163	—
Short-Term Investment	27,640	27,640	—

Total Investments before Written Options	$333,009	$196,032	$136,977

Written Options	$(459)	$(459)	$—

Total Investments Net of Written Options	$332,550	$195,573	$136,977

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2016

See the Notes to Schedule of Investments

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

●	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
●	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
●	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

The Fund had transactions in written call options for the period ended September 30, 2016 as follows:

	Calls		Puts
Written Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Written Options outstanding at December 31, 2015	—	$—	—	$—
Options written	28,015	1,366	28,015	9,734
Options closed	(21,423)	(1,092)	(20,626)	(7,411)
Options expired	(4,474)	(207)	(5,271)	(1,604)
Options exercised	—	—	—	—

Written Options outstanding at September 30, 2016	2,118	$67	2,118	$719

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016 (Unaudited)

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (before written options)	$334,651	$1,382	$(3,024)	$(1,642)
Written Options	(786)	337	(10)	327

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund, the Fund’s Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there the following subsequent events that require recognition or disclosure in these financial statements.

On November 25, 2016, the Fund announced the commencement of a tender offer to acquire for cash up to 5 percent of its outstanding shares at a price equal to 98 percent of the Fund’s net asset value per share as of the close regular trading on the New York Stock Exchange on the date the offer expires. If more than 5 of a Fund’s outstanding shares are tendered, the will purchase shares from tendering stockholders on a pro-rata basis.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Zweig Fund, Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11-29-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward

George R. Aylward, President
(principal executive officer)

Date	11-29-2016

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	11-29-2016

* Print the name and title of each signing officer under his or her signature.